Annual Fund Operating Expenses	Sep. 18, 2020
First American Government Obligations Fund | First American Government Obligations Fund- Class T
Operating Expenses Abstract
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.43%
Less Fee Waivers	(0.03%)	[1]
Net Expenses	0.40%	[1]
First American Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund- Class T
Operating Expenses Abstract
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.22%
Total Annual Fund Operating Expenses	0.52%
Less Fee Waivers	(0.12%)	[2]
Net Expenses	0.40%	[2]
First American Treasury Obligations Fund | First American Treasury Obligations Fund- Class T
Operating Expenses Abstract
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.44%
Less Fee Waivers	(0.04%)	[3]
Net Expenses	0.40%	[3]
First American U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund- Class T
Operating Expenses Abstract
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.46%
Less Fee Waivers	(0.06%)	[4]
Net Expenses	0.40%	[4]

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2021, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2021 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[2]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2021, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2021 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[3]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2021, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2021 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[4]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2021, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2021 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.